GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

	Products	Projects	Total

As of January 1, 2018	$12,692	$-	$12,692

Acquisition of ESC BAZ	-	255	255
Impairment of goodwill	(979)	-	(979)
Foreign currency translation adjustments	(832)	(16)	(848)

As of December 31, 2018	10,881	239	11,120

Foreign currency translation adjustments	363	21	384

As of December 31, 2019	11,244	260	11,504